JPMorgan BetaBuilders Japan ETF
Schedule of Portfolio Investments as of July 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.7%
Air Freight & Logistics — 0.3%
Nippon Express Holdings, Inc.	228,900	11,326,176
SG Holdings Co. Ltd.	1,198,400	12,186,110
Yamato Holdings Co. Ltd.	898,000	10,906,288
		34,418,574
Automobile Components — 2.0%
Aisin Corp.	481,200	16,233,754
Bridgestone Corp.	1,664,200	67,855,498
Denso Corp.	6,108,800	100,178,291
Koito Manufacturing Co. Ltd.	661,200	9,776,707
Niterra Co. Ltd.	568,700	16,843,882
Sumitomo Electric Industries Ltd.	2,210,900	33,444,456
		244,332,588
Automobiles — 8.0%
Honda Motor Co. Ltd.	13,682,900	146,195,995
Isuzu Motors Ltd.	1,700,500	23,002,878
Mazda Motor Corp.	1,697,200	14,639,057
Mitsubishi Motors Corp.	1,944,600	5,543,450
Nissan Motor Co. Ltd.	6,289,300	19,963,035
Subaru Corp.	1,699,900	32,683,126
Suzuki Motor Corp.	5,206,900	59,838,654
Toyota Motor Corp.	33,585,000	645,193,343
Yamaha Motor Co. Ltd.	2,574,000	23,969,048
		971,028,586
Banks — 8.5%
Chiba Bank Ltd. (The)	2,028,700	19,003,798
Concordia Financial Group Ltd.	3,331,700	20,998,092
Fukuoka Financial Group, Inc.	534,100	14,980,906
Japan Post Bank Co. Ltd.	3,951,900	41,124,151
Kyoto Financial Group, Inc.	828,900	15,481,702
Mitsubishi UFJ Financial Group, Inc.	33,261,900	384,186,680
Mizuho Financial Group, Inc.	7,190,300	164,371,297
Resona Holdings, Inc.	6,448,900	46,244,679
Sumitomo Mitsui Financial Group, Inc.	3,744,400	270,394,085
Sumitomo Mitsui Trust Holdings, Inc.	2,060,300	52,077,887
		1,028,863,277
Beverages — 0.8%
Asahi Group Holdings Ltd.	1,437,200	52,907,935
Kirin Holdings Co. Ltd.	2,303,900	32,571,564
Suntory Beverage & Food Ltd.	353,500	12,696,370
		98,175,869
Broadline Retail — 0.5%
Pan Pacific International Holdings Corp.	1,506,500	39,303,422
Rakuten Group, Inc. *	4,185,900	24,557,332
		63,860,754

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Building Products — 1.3%
AGC, Inc.	600,300	21,484,599
Daikin Industries Ltd.	830,600	120,442,552
TOTO Ltd.	462,200	12,726,771
		154,653,922
Capital Markets — 1.2%
Daiwa Securities Group, Inc.	3,976,900	32,833,688
Japan Exchange Group, Inc.	1,477,300	34,684,676
Nomura Holdings, Inc.	8,322,600	51,313,917
SBI Holdings, Inc.	855,400	22,234,966
		141,067,247
Chemicals — 3.6%
Asahi Kasei Corp.	3,932,500	28,358,296
Mitsubishi Chemical Group Corp.	4,031,900	23,813,392
Mitsui Chemicals, Inc.	537,300	15,534,426
Nippon Paint Holdings Co. Ltd.	2,753,400	17,576,263
Nippon Sanso Holdings Corp.	555,800	18,164,525
Nissan Chemical Corp.	364,300	11,754,486
Nitto Denko Corp.	392,300	34,064,797
Shin-Etsu Chemical Co. Ltd.	5,663,400	251,628,753
Toray Industries, Inc.	4,542,000	23,614,115
Tosoh Corp.	905,500	12,317,814
		436,826,867
Commercial Services & Supplies — 0.7%
Dai Nippon Printing Co. Ltd.	649,300	21,360,809
Secom Co. Ltd.	597,100	38,126,476
TOPPAN Holdings, Inc.	863,900	24,436,409
		83,923,694
Construction & Engineering — 0.7%
Kajima Corp.	1,324,900	25,601,731
Obayashi Corp.	1,983,000	26,035,461
Shimizu Corp.	1,694,000	10,646,703
Taisei Corp.	506,300	21,503,244
		83,787,139
Consumer Finance — 0.0% ^
Acom Co. Ltd.	1,276,500	3,675,683
Consumer Staples Distribution & Retail — 1.4%
Aeon Co. Ltd.	2,416,300	55,131,744
Kobe Bussan Co. Ltd.	416,600	11,185,236
MatsukiyoCocokara & Co.	1,126,300	18,367,595
Seven & i Holdings Co. Ltd.	6,783,800	81,234,367
		165,918,942
Diversified REITs — 0.1%
Nomura Real Estate Master Fund, Inc.	12,208	11,976,659

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	78,747,600	83,922,366
Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	2,147,300	27,074,274
Kansai Electric Power Co., Inc. (The)	2,180,100	37,314,147
Tokyo Electric Power Co. Holdings, Inc. *	2,058,800	10,312,037
		74,700,458
Electrical Equipment — 1.5%
Fuji Electric Co. Ltd.	387,100	21,773,174
Mitsubishi Electric Corp.	5,790,700	96,483,358
NIDEC Corp.	1,433,700	63,069,474
		181,326,006
Electronic Equipment, Instruments & Components — 4.7%
Hamamatsu Photonics KK	415,700	11,971,731
Ibiden Co. Ltd.	377,800	14,644,353
Keyence Corp.	531,100	232,228,992
Kyocera Corp.	3,830,000	48,238,725
Murata Manufacturing Co. Ltd.	5,320,900	118,379,278
Omron Corp.	539,900	20,026,983
Shimadzu Corp.	836,200	24,663,137
TDK Corp.	1,075,900	75,057,287
Yokogawa Electric Corp.	738,900	18,703,223
		563,913,709
Entertainment — 2.1%
Capcom Co. Ltd.	929,400	19,855,641
Konami Group Corp.	256,500	19,298,965
Nexon Co. Ltd.	1,179,500	25,404,915
Nintendo Co. Ltd.	2,998,800	165,708,908
Square Enix Holdings Co. Ltd.	220,500	7,446,712
Toho Co. Ltd.	333,300	11,969,552
		249,684,693
Financial Services — 0.8%
Mitsubishi HC Capital, Inc.	2,377,800	17,106,896
ORIX Corp.	3,285,200	79,467,844
Tokyo Century Corp.	476,700	5,077,895
		101,652,635
Food Products — 1.3%
Ajinomoto Co., Inc.	1,358,100	55,933,720
Kikkoman Corp.	2,504,500	31,341,191
MEIJI Holdings Co. Ltd.	751,000	18,966,033
Nissin Foods Holdings Co. Ltd.	670,700	19,941,787
Toyo Suisan Kaisha Ltd.	289,700	19,452,190
Yakult Honsha Co. Ltd.	822,900	16,873,919
		162,508,840

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	1,158,000	26,210,353
Tokyo Gas Co. Ltd.	1,134,700	24,860,852
		51,071,205
Ground Transportation — 2.0%
Central Japan Railway Co.	2,788,900	65,753,753
East Japan Railway Co.	3,093,200	58,935,996
Hankyu Hanshin Holdings, Inc.	654,700	18,681,175
Keisei Electric Railway Co. Ltd.	426,800	12,765,196
Kintetsu Group Holdings Co. Ltd.	537,400	12,446,284
Odakyu Electric Railway Co. Ltd.	965,700	9,770,153
Tobu Railway Co. Ltd.	585,600	10,286,627
Tokyu Corp.	1,704,500	20,650,677
West Japan Railway Co.	1,381,000	27,187,803
		236,477,664
Health Care Equipment & Supplies — 2.4%
Asahi Intecc Co. Ltd.	671,000	10,637,182
Hoya Corp.	994,300	124,586,595
Olympus Corp.	3,306,900	57,090,630
Sysmex Corp.	1,691,600	27,693,639
Terumo Corp.	4,222,500	75,702,517
		295,710,563
Health Care Technology — 0.1%
M3, Inc.	1,274,200	11,897,534
Hotels, Restaurants & Leisure — 0.9%
McDonald's Holdings Co. Japan Ltd.	245,100	10,154,287
Oriental Land Co. Ltd.	3,118,900	89,292,636
Zensho Holdings Co. Ltd.	291,100	11,848,874
		111,295,797
Household Durables — 3.4%
Panasonic Holdings Corp.	6,295,100	51,564,335
Sekisui Chemical Co. Ltd.	1,094,300	16,510,801
Sekisui House Ltd. (a)	1,777,700	44,542,668
Sony Group Corp.	3,352,500	297,764,492
		410,382,296
Household Products — 0.3%
Unicharm Corp.	1,100,300	36,860,730
Industrial Conglomerates — 2.4%
Hikari Tsushin, Inc.	49,500	9,269,094
Hitachi Ltd.	13,142,400	283,963,664
		293,232,758
Industrial REITs — 0.2%
GLP J-REIT	13,332	11,679,950
Nippon Prologis REIT, Inc.	6,855	11,325,818
		23,005,768

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Insurance — 4.6%
Dai-ichi Life Holdings, Inc.	2,681,300	81,753,674
Japan Post Holdings Co. Ltd.	5,820,400	61,640,758
Japan Post Insurance Co. Ltd.	543,000	11,179,041
MS&AD Insurance Group Holdings, Inc.	3,777,400	89,050,497
Sompo Holdings, Inc.	2,652,300	60,477,526
T&D Holdings, Inc.	1,468,200	27,522,503
Tokio Marine Holdings, Inc.	5,568,200	218,457,982
		550,081,981
Interactive Media & Services — 0.2%
LY Corp.	7,606,600	19,031,065
IT Services — 2.3%
Fujitsu Ltd.	4,807,300	87,301,406
NEC Corp.	720,500	62,362,645
Nomura Research Institute Ltd.	1,147,600	35,428,378
NTT Data Group Corp.	1,683,900	26,225,760
Obic Co. Ltd.	184,600	28,148,379
Otsuka Corp.	690,400	15,304,635
SCSK Corp.	438,500	8,633,152
TIS, Inc.	666,000	14,266,681
		277,671,036
Leisure Products — 0.7%
Bandai Namco Holdings, Inc.	1,840,200	39,105,661
Shimano, Inc.	233,900	41,494,837
		80,600,498
Machinery — 4.9%
Daifuku Co. Ltd.	1,016,400	18,395,097
FANUC Corp.	2,565,900	76,070,660
Hitachi Construction Machinery Co. Ltd.	295,600	7,362,550
Hoshizaki Corp.	328,800	10,355,163
Kawasaki Heavy Industries Ltd.	461,700	16,940,527
Komatsu Ltd.	2,683,600	76,288,239
Kubota Corp.	3,239,600	46,575,460
Kurita Water Industries Ltd.	309,000	13,187,753
Makita Corp.	705,100	23,241,826
MINEBEA MITSUMI, Inc.	1,061,100	25,524,048
MISUMI Group, Inc.	797,600	14,677,947
Mitsubishi Heavy Industries Ltd.	9,524,500	114,161,458
NGK Insulators Ltd.	845,700	11,429,650
SMC Corp.	154,600	75,223,036
Toyota Industries Corp.	487,900	41,017,803
Yaskawa Electric Corp.	719,500	25,041,345
		595,492,562
Marine Transportation — 0.8%
Kawasaki Kisen Kaisha Ltd. (a)	1,246,600	19,154,212

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Marine Transportation — continued
Mitsui OSK Lines Ltd. (a)	1,026,400	32,601,718
Nippon Yusen KK	1,304,300	42,029,640
		93,785,570
Media — 0.1%
Dentsu Group, Inc.	651,900	17,238,336
Metals & Mining — 0.9%
JFE Holdings, Inc.	1,802,700	26,406,613
Nippon Steel Corp. (a)	2,610,400	56,678,049
Sumitomo Metal Mining Co. Ltd.	746,200	22,754,696
		105,839,358
Office REITs — 0.3%
Japan Real Estate Investment Corp.	3,924	13,610,429
Nippon Building Fund, Inc.	4,676	18,045,859
		31,656,288
Oil, Gas & Consumable Fuels — 0.9%
ENEOS Holdings, Inc.	8,364,900	43,828,238
Idemitsu Kosan Co. Ltd.	2,909,560	19,163,296
Inpex Corp.	2,629,400	40,601,869
		103,593,403
Passenger Airlines — 0.1%
ANA Holdings, Inc.	441,200	8,439,156
Japan Airlines Co. Ltd.	409,000	6,626,980
		15,066,136
Personal Care Products — 0.8%
Kao Corp.	1,318,600	57,741,078
Shiseido Co. Ltd.	1,133,400	35,420,380
		93,161,458
Pharmaceuticals — 5.4%
Astellas Pharma, Inc.	5,095,600	59,098,556
Chugai Pharmaceutical Co. Ltd.	1,871,000	81,655,134
Daiichi Sankyo Co. Ltd.	5,439,000	221,517,916
Eisai Co. Ltd.	768,200	29,296,045
Kyowa Kirin Co. Ltd.	708,500	14,944,111
Ono Pharmaceutical Co. Ltd.	1,241,900	18,320,923
Otsuka Holdings Co. Ltd.	1,360,800	69,357,672
Shionogi & Co. Ltd.	803,700	35,354,027
Takeda Pharmaceutical Co. Ltd.	4,448,400	124,885,664
		654,430,048
Professional Services — 2.1%
Recruit Holdings Co. Ltd.	4,400,800	252,356,356
Real Estate Management & Development — 2.4%
Daito Trust Construction Co. Ltd.	175,200	21,069,587
Daiwa House Industry Co. Ltd.	1,814,000	51,369,545
Hulic Co. Ltd.	1,554,100	15,169,735

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Real Estate Management & Development — continued
Mitsubishi Estate Co. Ltd.	3,593,800	61,252,515
Mitsui Fudosan Co. Ltd.	7,944,800	82,307,022
Nomura Real Estate Holdings, Inc.	290,100	8,109,662
Sumitomo Realty & Development Co. Ltd.	1,344,500	44,439,417
Tokyu Fudosan Holdings Corp.	1,694,200	12,232,614
		295,950,097
Retail REITs — 0.1%
Japan Metropolitan Fund Invest	19,805	12,366,208
Semiconductors & Semiconductor Equipment — 5.0%
Advantest Corp.	2,011,600	89,036,200
Disco Corp.	258,800	86,541,904
Lasertec Corp.	226,700	40,224,121
Renesas Electronics Corp.	4,193,200	72,223,143
Rohm Co. Ltd.	975,100	13,294,749
SCREEN Holdings Co. Ltd.	257,700	21,837,441
SUMCO Corp.	992,400	16,315,445
Tokyo Electron Ltd.	1,267,000	265,116,577
		604,589,580
Software — 0.2%
Oracle Corp.	94,400	7,705,801
Trend Micro, Inc.	345,800	16,575,055
		24,280,856
Specialty Retail — 1.5%
ABC-Mart, Inc.	287,300	5,663,182
Fast Retailing Co. Ltd.	493,300	135,977,605
Nitori Holdings Co. Ltd.	230,500	28,189,110
ZOZO, Inc.	376,400	11,019,087
		180,848,984
Technology Hardware, Storage & Peripherals — 1.8%
Brother Industries Ltd.	727,900	14,933,859
Canon, Inc.	2,800,000	87,644,763
FUJIFILM Holdings Corp.	3,411,100	81,102,089
Ricoh Co. Ltd.	1,685,800	15,693,640
Seiko Epson Corp.	868,500	15,034,101
		214,408,452
Textiles, Apparel & Luxury Goods — 0.3%
Asics Corp.	2,051,600	33,482,811
Tobacco — 0.8%
Japan Tobacco, Inc.	3,143,200	92,489,232
Trading Companies & Distributors — 7.3%
ITOCHU Corp.	3,859,800	197,943,889
Marubeni Corp.	4,775,800	89,879,503
Mitsubishi Corp.	11,621,400	240,005,776
Mitsui & Co. Ltd.	8,496,500	197,151,833

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Trading Companies & Distributors — continued
MonotaRO Co. Ltd.	708,600	10,016,982
Sojitz Corp.	616,200	14,575,026
Sumitomo Corp.	3,465,100	86,099,213
Toyota Tsusho Corp.	2,007,900	40,143,986
		875,816,208
Wireless Telecommunication Services — 3.3%
KDDI Corp.	4,266,400	128,376,038
SoftBank Corp.	7,941,500	103,594,952
SoftBank Group Corp.	2,735,600	167,179,155
		399,150,145
Total Common Stocks (Cost $10,546,769,937)		12,033,539,491
Short-Term Investments — 0.6%
Investment of Cash Collateral from Securities Loaned — 0.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (b) (c)	68,346,063	68,352,897
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (b) (c)	8,757,031	8,757,031
Total Investment of Cash Collateral from Securities Loaned (Cost $77,107,193)		77,109,928
Total Investments — 100.3% (Cost $10,623,877,130)		12,110,649,419
Liabilities in Excess of Other Assets — (0.3)%		(39,877,819)
NET ASSETS — 100.0%		12,070,771,600

Percentages indicated are based on net assets.

Abbreviations
REIT	Real Estate Investment Trust

^	Amount rounds to less than 0.1% of net assets.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at July 31, 2024. The total value of securities on loan at July 31, 2024 is $75,053,696.
(b)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(c)	The rate shown is the current yield as of July 31, 2024.
Futures contracts outstanding as of July 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
TOPIX Index	198	09/12/2024	JPY	36,459,597	(520,035)

Abbreviations
JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks	$—	$12,033,539,491	$—	$12,033,539,491
Short-Term Investments
Investment of Cash Collateral from Securities Loaned	77,109,928	—	—	77,109,928
Total Investments in Securities	$77,109,928	$12,033,539,491	$—	$12,110,649,419

JPMorgan BetaBuilders Japan ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Depreciation in Other Financial Instruments
Futures Contracts	$(520,035)	$—	$—	$(520,035)
B. Investment Transactions with Affiliates— The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2024	Shares at July 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.40% (a) (b)	$7,351,631	$554,000,000	$493,000,000	$(1,469)	$2,735	$68,352,897	68,346,063	$1,784,129	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.25% (a) (b)	1,317,980	169,595,113	162,156,062	—	—	8,757,031	8,757,031	254,683	—
Total	$8,669,611	$723,595,113	$655,156,062	$(1,469)	$2,735	$77,109,928		$2,038,812	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2024.